UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Neal Berkowitz
One North Wacker, 48th Floor
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS
December 31, 2017 (UNAUDITED)

Shares / Par Amounts	Description	Moody's Ratings	Fair Value

	Long-Term Investments - 97.5%

	Preferred Securities - 95.6%

	Banks - 62.5%
4,918,000	Australia & New Zealand Banking Group Ltd.
	6.750% to 06/15/26 then USD 5 Year Swap + 5.168% 144A (a)	Baa2	$5,606,520
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870% (a)	Ba2	2,687,750
3,200,000	9.000% to 05/09/18 then USD 5 Year Swap + 8.262% (a)	BB (c)	3,280,000
640,000	Banco Mercantil del Norte SA
	7.625% to 01/10/28 then US 10 Year CMT T-Note + 5.353% 144A (a)	Ba2	703,200
	Bank of America Corp.
12,500	6.000%, Series EE (a)	Ba1	339,875
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA (a)	Ba1	549,375
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X (a)	Ba1	2,212,600
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD (a)	Ba1	283,125
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z (a)	Ba1	5,147,187
2,000,000	8.000% to 01/30/18 then 3-Month USD Libor + 3.630%, Series K (a)	Ba1	2,009,300
2,550,000	8.125% to 05/15/18 then 3-Month USD Libor + 3.640%, Series M (a)	Ba1	2,604,187
59,891	Barclays Bank PLC
	8.125%, Series 5 (a)	Ba2	1,597,293
7,330,000	Barclays PLC
	7.875% to 03/15/22 then USD 5 Year Swap + 6.772% (a)	Ba2	8,053,838
	BNP Paribas SA
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150% 144A (a)	Ba1	3,468,750
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314% 144A (a)	Ba1	1,102,500
	Capital One Financial Corp.
3,940,000	5.550% to 06/01/20 then 3-Month USD Libor + 3.800%, Series E (a)	Baa3	4,087,750
43,796	6.000%, Series H (a)	Baa3	1,178,988
15,000	6.200%, Series F (a)	Baa3	405,450
25,870	6.250%, Series C (a)	Baa3	677,277
165,495	6.700%, Series D (a)	Baa3	4,438,576
	Citigroup, Inc.
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P (a)	Ba2	4,862,100
1,850,000	6.125% to 11/15/20 then 3-Month USD Libor + 4.478%, Series R (a)	Ba2	1,970,250
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T (a)	Ba2	1,877,225
106,599	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K (a)	Ba2	3,041,269
46,300	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J (a)	Ba2	1,335,755
1,750,000	Citizens Financial Group, Inc.
	5.500% to 04/06/20 then 3-Month USD Libor + 3.960%, Series A (a)	BB+ (d)	1,824,375
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H 144A (a)	BBB+ (d)	1,264,772
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F 144A (a)	BBB+ (d)	938,700
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I 144A (a)	BBB+ (d)	550,962

Shares / Par Amounts	Description	Moody's Ratings	Fair Value

	Banks (continued)
500,000	Credit Agricole SA
	8.125% to 12/23/25 then USD 5 Year Swap + 6.185% 144A (a)	Ba1	$600,928
57,317	Fifth Third Bancorp
	6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I (a)	Baa3	1,633,534
8,000	First Horizon National Corp.
	6.200%, Series A (a)	Ba2	201,600
	Goldman Sachs Group, Inc. (The)
600,000	5.375% to 05/10/20 then 3-Month USD Libor + 3.922%, Series M (a)	Ba1	618,750
48,500	5.500% to 05/10/23 then 3-Month USD Libor + 3.640%, Series J (a)	Ba1	1,285,735
2,295,000	5.700% to 05/10/19 then 3-Month USD Libor + 3.884%, Series L (a)	Ba1	2,369,243
48,007	6.300%, Series N (a)	Ba1	1,336,515
103,105	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K (a)	Ba1	2,944,679
	HSBC Holdings PLC
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746% (a)	Baa3	342,469
5,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514% (a)	Baa3	6,391,440
160,000	Huntington Bancshares, Inc.
	6.250%, Series D (a)	Baa3	4,502,400
	JPMorgan Chase & Co.
2,000,000	6.000% to 08/01/23 then 3-Month USD Libor + 3.300%, Series R (a)	Baa3	2,155,100
1,400,000	6.750% to 02/01/24 then 3-Month USD Libor + 3.780%, Series S (a)	Baa3	1,587,250
9,114,000	7.900% to 04/30/18 then 3-Month USD Libor + 3.470%, Series 1 (a)	Baa3	9,239,317
	KeyCorp
4,350,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D (a)	Baa3	4,491,375
30,800	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E (a)	Baa3	890,736
2,500,000	Lloyds TSB Bank PLC
	12.000% to 12/16/24 then 3-Month USD Libor + 11.756% 144A (a)	BB+ (d)	3,366,322
1,700,000	M&T Bank Corp.
	6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E (a)	Baa2	1,938,850
1,530,000	Macquarie Bank Ltd.
	6.125% to 03/08/27 then USD 5 Year Swap + 3.703% 144A (a)	Ba1	1,593,113
25,000	MB Financial, Inc.
	6.000%, Series C (a)	Ba3	657,250
	Morgan Stanley
200,000	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K (a)	Ba1	5,420,000
47,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I (a)	Ba1	1,314,242
220,900	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F (a)	Ba1	6,282,396
164,800	New York Community Bancorp, Inc.
	6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A (a)	Ba1	4,713,280
25,000	People's United Financial, Inc.
	5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A (a)	Ba1	708,000
	PNC Financial Services Group, Inc. (The)
83,750	6.125% to 05/01/22 then 3-Month USD Libor + 4.068%, Series P (a)	Baa2	2,370,125
1,950,000	6.750% to 08/01/21 then 3-Month USD Libor + 3.678%, Series O (a)	Baa2	2,167,035
74,300	Regions Financial Corp.
	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B (a)	Ba1	2,112,349

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2017 (UNAUDITED)

Shares / Par Amounts	Description	Moody's Ratings	Fair Value

	Banks (continued)
	Societe Generale SA
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238% 144A (a)	Ba2	$3,802,050
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873% 144A (a)	Ba2	873,750
1,250	Sovereign Real Estate Investment Trust
	12.000% Series A 144A (a)	Ba1	1,567,188
	Standard Chartered PLC
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301% 144A (a)	Ba1	4,546,500
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723% 144A (a)	Ba1	274,375
37,763	State Street Corp.
	5.350% to 03/15/26 then 3-Month USD Libor + 3.709%, Series G (a)	Baa1	1,024,133
1,050	Sterling Bancorp
	6.500%, Series A (a)	NR (e)	27,636
2,569,000	SunTrust Banks, Inc.
	5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series G (a)	Baa3	2,607,535
72,679	Texas Capital Bancshares, Inc.
	6.500%, Series A (a)	Ba2	1,857,675
30,345	Valley National Bancorp
	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A (a)	BB (d)	842,074
	Wells Fargo & Co.
84,700	5.500%, Series X (a)	Baa2	2,163,238
124,337	5.625%, Series Y (a)	Baa2	3,225,302
20,000	5.700%, Series W (a)	Baa2	519,800
12,700	5.850% to 09/15/23 then 3-Month USD Libor + 3.090%, Series Q (a)	Baa2	342,900
2,100,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U (a)	Baa2	2,328,480
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R (a)	Baa2	572,400
1,275,000	7.980% to 03/15/18 then 3-Month USD Libor + 3.770%, Series K (a)	Baa2	1,297,249
13,300	8.000%, Series J (a)	Baa2	341,145
	Zions Bancorporation
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I (a)	BB- (d)	44,398
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G (a)	BB- (d)	54,420
			169,645,230
	Energy - 3.5%
1,300,000	DCP Midstream LP
	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A (a)	B1	1,292,037
4,955,000	Enbridge Energy Partners LP
	5.133%, 3-Month USD Libor + 3.798% 10/01/37 (b)	Ba1	4,936,419
1,000,000	Enbridge, Inc.
	6.000% to 01/15/27 then 3-Month USD Libor + 3.890% 01/15/77, Series 16-A	Ba2	1,042,500
8,585	Kinder Morgan, Inc.
	9.750% 10/26/18, Series A (f)	Ba2	325,887
	Transcanada Trust
1,250,000	5.300% to 03/15/27 then 3-Month USD Libor + 3.208% 03/15/77, Series 17-A	Baa2	1,291,406
500,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640% 08/15/76, Series 16-A	Baa2	542,500
			9,430,749
	Financial Services - 2.0%
450,000	AerCap Global Aviation Trust
	6.500% to 06/15/25 then 3-Month USD LIBOR + 4.300% 06/15/45 144A	Ba2	493,875
361	Charles Schwab Corp. (The)
	5.950%, Series D (a)	Baa2	9,747

Shares / Par Amounts	Description	Moody's Ratings	Fair Value
	Financial Services (continued)
590,000	E*Trade Financial Corp.
	5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B (a)	Ba3	$594,425
560,000	General Motors Financial Co., Inc.
	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A (a)	Ba2	578,105
95,091	Legg Mason, Inc.
	6.375% 03/15/56	Baa2	2,592,180
40,000	Stifel Financial Corp.
	6.250%, Series A (a)	BB- (d)	1,083,200
			5,351,532
	Insurance - 18.9%
1,151,000	ACE Capital Trust II
	9.700% 04/01/30	Baa1	1,735,132
	Arch Capital Group Ltd.
13,000	5.250%, Series E (a)	Baa3	326,560
23,500	5.450%, Series F (a)	BBB (d)	595,490
4,605	6.750%, Series C (a)	Baa3	115,079
	Aspen Insurance Holdings Ltd.
25,000	5.625% (a)	Ba1	644,500
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060% (a)	Ba1	533,133
212,773	Axis Capital Holdings Ltd.
	5.500%, Series E (a)	Baa3	5,355,496
8,000,000	Catlin Insurance Co. Ltd.
	4.332%, 3-Month USD Libor + 2.975% 144A (a)(b)	BBB+ (d)	7,760,000
98,860	Delphi Financial Group, Inc.
	4.606%, 3-Month USD Libor + 3.190% 05/15/37 (b)	BB+ (d)	2,181,099
305,000	Everest Reinsurance Holdings, Inc.
	3.801%, 3-Month USD Libor + 2.385% 05/15/37 (b)	Baa2	292,038
7,103,000	Liberty Mutual Group, Inc.
	7.800% to 03/15/37 then 3-Month USD Libor + 3.576% 144A	Baa3	9,059,877
	MetLife, Inc.
1,250,000	5.250% to 06/15/20 then 3-Month USD Libor + 3.575%, Series C (a)	Baa3	1,302,800
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%	Baa2	3,244,475
	PartnerRe Ltd.
139,352	5.875%, Series I (a)	Baa2	3,660,777
49,212	7.250% Series H (a)	Baa2	1,410,908
250,000	Provident Financing Trust I
	7.405% 03/15/38	Baa3	285,000
2,900,000	QBE Insurance Group Ltd.
	7.500% to 11/24/23 then USD 10 Year Swap + 6.030% 11/24/43 144A	Baa2	3,371,250
111,000	Reinsurance Group of America, Inc.
	5.750% to 06/15/26 then 3-Month USD Libor + 4.040% 06/15/56	Baa2	3,106,890
102,688	Torchmark Corp.
	6.125% 06/15/56	Baa2	2,747,931
	WR Berkley Corp.
3,593	5.625% 04/30/53	Baa3	90,723
69,629	5.750% 06/01/56	Baa3	1,805,480
65,000	5.900% 03/01/56	Baa3	1,701,700
			51,326,338
	Miscellaneous - 1.8%
450,000	BHP Billiton Finance USA Ltd.
	6.750% to 10/20/25 then USD 5 Year Swap + 5.093% 10/19/75 144A	Baa2	526,541
	Land O' Lakes, Inc.
700,000	7.250%, Series B 144A (a)	BB (d)	764,750
3,115,000	8.000%, Series A 144A (a)	BB (d)	3,504,375
			4,795,666
	Real Estate - 0.5%
50,000	Digital Realty Trust, Inc.
	6.625%, Series C (a)	BB+ (d)	1,379,500
554	PS Business Parks, Inc.
	6.000%, Series T (a)	Baa2	13,850
			1,393,350

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2017 (UNAUDITED)

Shares / Par Amounts	Description	Moody's Ratings	Fair Value

	Utilities - 6.4%
3,576,000	ComEd Financing III
	6.350% 03/15/33	Baa2	$3,924,660
55,000	DTE Energy Co.
	5.375% 06/01/76, Series B	Baa2	1,400,850
1,810,000	Emera, Inc.
	6.750% to 06/15/26 then 3-Month USD Libor + 5.440% 06/15/76, Series 16-A	Ba2	2,045,300
79,020	Integrys Holding, Inc.
	6.000% to 08/01/23 then 3-Month USD Libor + 3.220% 08/01/73	Baa1	2,142,430
1,684,000	Puget Sound Energy, Inc.
	4.011%, 3-Month USD Libor + 2.530% 06/01/67, Series A (b)	Baa2	1,660,340
62,604	SCE Trust V
	5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K (a)	Baa1	1,654,623
192,087	SCE Trust VI
	5.000%, Series L (a)	Baa1	4,613,930
			17,442,133
	Total Preferred Securities
	(Cost $244,883,115)		259,384,998
	Corporate Debt Securities - 1.6%

	Banks - 0.8%
85,000	Texas Capital Bancshares, Inc.
	6.500% 09/21/42, Sub Notes	Baa3	2,144,550

	Communications - 0.4%
	Qwest Corp.
12,347	6.500% 09/01/56	Ba2	278,054
36,585	6.750% 06/15/57	Ba2	837,065
2,314	7.000% 07/01/52	Ba2	54,958
			1,170,077
	Financial Services - 0.1%
11,000	B. Riley Financial, Inc.
	7.500% 05/31/27	NR (e)	284,570

	Real Estate - 0.3%
31,769	Equity Commonwealth
	5.750% 08/01/42	Baa2	806,932

	Total Corporate Debt Securities
	(Cost $4,452,214)		4,406,129

	Common Stock - 0.3%

	Energy - 0.3%
	Kinder Morgan, Inc.
50,269	(Cost $866,925)		908,361

	Total Long-Term Investments - 97.5%
	(Cost $250,202,254)		264,699,488

	Money Market Mutual Fund - 1.9%
5,083,120	BlackRock Liquidity Funds FedFund Portfolio,Institutional Shares, 1.17%(g)
	(Cost $5,083,120)		5,083,120
	Total Investments - 99.4%
	(Cost $255,285,374)		269,782,608
	Other Assets in excess of
	Liabilities - 0.6%		1,717,587
	Net Assets - 100.0%		$271,500,195

		% of
Summary by Country	Fair Value	Net Assets
Australia	$11,097,424	4.1%
Bermuda	22,137,075	8.2
Canada	4,921,706	1.9
France	9,847,978	3.6
Ireland	493,875	0.2
Mexico	703,200	0.3
Spain	5,967,750	2.2
United Kingdom	24,572,237	9.0
United States	190,041,363	69.9
Total Investments	269,782,608	99.4
Other Assets less Liabilities	1,717,587	0.6
Net Assets	$271,500,195	100.0%

LP	-	Limited Partnership
PLC	-	Public Limited Company
SA	-	Corporation
144A	-	Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Security is perpetual in nature with no stated maturity date.
(b)	The interest rate shown reflects the rate in effect as of 12/31/2017.
(c)	Fitch Rating
(d)	Standard & Poor's Rating.
(e)	Security is unrated by Moody's, S&P and Fitch.
(f)	Convertible Preferred Security
(g)	Interest rate shown reflects the rate in effect as of December 31, 2017.

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and nonobservable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Funds' investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2017:

	Level 1	Level 2		Level 3	Total

Preferred Securities*
Banks	$60,358,047	$109,287,183	†	$–	$169,645,230
Energy	325,887	9,104,862		–	9,430,749
Financial Services	3,685,127	1,666,405		–	5,351,532
Insurance	22,094,667	29,231,671		–	51,326,338
Miscellaneous	–	4,795,666		–	4,795,666
Real Estate	1,393,350	–		–	1,393,350
Utilities	7,669,403	9,772,730		–	17,442,133
Total Preferred Securities	95,526,481	163,858,517		–	259,384,998
Corporate Debt Securities*
Banks	2,144,550	–		–	2,144,550
Communications	1,170,077	–		–	1,170,077
Financial Services	–	284,570	†	–	284,570
Real Estate	806,932	–		–	806,932
Total Corporate Debt Securities	4,121,559	284,570		–	4,406,129
Common Stock*	908,361	–		–	908,361
Money Market Mutual Fund	5,083,120	–		–	5,083,120
Total Investments in Securities	$105,639,521	$164,143,087		$–	$269,782,608

*	Please refer to the portfolio of investments to view securities segregated by industry.

† On December 31, 2017 Flaherty & Crumrine Preferred and Income Fund had $1,554,920 transferred into level 2 from level 1 due to a lack of readily available market quotations in active markets. Level 2 securities were fair valued using quotations or evaluated prices from a third party pricing service.

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.

DESTRA WOLVERINE DYNAMIC ASSET FUND† (Formerly Destra Wolverine Alternative Opportunities Fund)
PORTFOLIO OF INVESTMENTS
December 31, 2017 (UNAUDITED) (CONSOLIDATED)

Number
of
Shares	Description	Fair Value

	Investment Companies - 95.7%

	Commodity Fund - 6.7%
80,849	iShares S&P GSCI Commodity Indexed Trust*	$1,316,222
158,356	PowerShares DB Commodity Index Tracking Fund*	2,630,293
		3,946,515
	Equity Fund – 89.0%
11,374	iShares Europe ETF	537,535
5,188	iShares MSCI Emerging Markets ETF	244,459
18,433	iShares MSCI Eurozone ETF	799,624
205,536	iShares MSCI Japan ETF	12,317,773
98,268	iShares Russell 1000 Growth ETF	13,234,734
20,098	iShares Russell 1000 Value ETF	2,498,985
10,301	iShares Russell 2000 Value ETF	1,295,351
5,085	iShares S&P 500 Growth ETF	776,835
2,430	iShares S&P 500 Value ETF	277,603
212	iShares U.S. Real Estate ETF	17,174
262,616	Vanguard FTSE Emerging Markets ETF	12,056,701
68,532	Vanguard FTSE Europe ETF	4,053,668
1,710	Vanguard FTSE Pacific ETF	124,659
11,053	Vanguard Growth ETF	1,554,604
1,888	Vanguard REIT ETF	156,666
26,089	Vanguard Value ETF	2,773,782
		52,720,153

	Total Investment Companies
	(Cost $50,150,137)	56,666,668

	Money Market Mutual Fund - 3.4%
2,005,823	BlackRock Liquidity Funds FedFund Portfolio,Institutional Shares, 1.17% (a)
	(Cost $2,005,823)	2,005,823

	Total Investments - 99.1%
	(Cost $52,155,960)	58,672,491
	Other Assets in excess of Liabilities – 0.9%	526,892
	Net Assets - 100.0%	$59,199,383

ETF	-	Exchange Traded Fund

		% of
Summary by Country	Fair Value	Net Assets
United States	$58,672,491	99.1%
Total Investments	58,672,491	99.1
Other Assets less Liabilities	526,892	0.9
Net Assets	$59,199,383	100.0%

†	The Consolidated Portfolio of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transaction have been eliminated in consolidation.
*	Non-income producing security.
(a)	Interest rate shown reflects the rate in effect as of December 31, 2017.

DESTRA WOLVERINE DYNAMIC ASSET FUND† (Formerly Destra Wolverine Alternative Opportunities Fund)
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2017 (UNAUDITED) (CONSOLIDATED)

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and nonobservable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Funds' investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Investment Companies*	$56,666,668	$–	$–	$56,666,668
Money Market Mutual Fund	2,005,823	–	–	2,005,823
Total Investments in Securities	$58,672,491	$–	$–	$58,672,491

*	Please refer to the portfolio of investments to view securities segregated by industry.

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	February 23, 2018

By (Signature and Title)*	/s/ Neal Berkowitz
Neal Berkowitz, Chief Financial Officer
(principal financial officer)

Date	February 23, 2018

* Print the name and title of each signing officer under his or her signature.